LOANS AND NOTES PAYABLE Q - Assets Posted as Collateral (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Assets posted as collateral — Digital assets	$ 166,490	$ 194,306
Less: Allowance for credit losses	(446)	(554)
Assets posted as collateral associated with digital asset loans payable	$ 166,044	$ 193,752